Taxes - Schedule of Income Taxes Expenses Benefit (Details) - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Schedule of Income Taxes Expenses Benefit [Abstract]
Current income tax expense	$ 370	$ 19,812
Deferred income tax expense	(44,211)	(20,182)
Total	$ (43,841)	$ (370)